Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

26	Accruals, deferred income and other liabilities

	2021	2020
	$m	$m
Accruals and deferred income	10,466	10,406
Settlement accounts	15,226	13,008
Cash collateral and margin payables	50,226	65,557
Endorsements and acceptances	11,232	10,293
Employee benefit liabilities (Note 5)	1,607	2,025
Liabilities of disposal groups held for sale[1]	9,005	—
Lease liabilities	3,586	4,614
Other liabilities	22,430	22,721
At 31 Dec	123,778	128,624
1 Includes $8.8bn of customer accounts that were classified as liabilities of disposal groups held for sale, reflecting our exit of mass market retail banking in the US.
Accruals, deferred income and other liabilities include $111,887m (2020: $120,229m) of financial liabilities, the majority of which are measured at amortised cost.